Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of June 30, 2025:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Current portion of long-term borrowing (i)	5,800	810	5,800	-	-	-
Short-term bank borrowing	17,172	2,397	17,172	-	-	-
Operating lease liabilities (ii)	5,974	834	2,282	3,140	552	-
Total	28,946	4,041	25,254	3,140	552	-

(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2025 is discussed in Note 13. BANK BORROWINGS.

(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2025, is discussed in Note 15. LEASES.